Financial assets at FVTOCI - Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	₩ 36,694,111		₩ 32,145,758
Equity securities	1,197,384		939,322
Total	37,891,495	$ 29,350,500	33,085,080
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	5,728,241		5,487,983
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	20,885,924		16,870,619
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	3,994,432		4,044,446
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	5,493,295		5,644,684
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	592,219		98,026
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	36,694,111		32,145,758
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Equity securities	₩ 1,197,384		₩ 939,322